CONSOLIDATED AND COMBINED CARVE-OUT STATEMENT OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Cash Flows from Operating Activities
Net income	$ 415.4		$ 293.6		$ 181.0
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	141.2		114.0		79.8
Amortization of deferred loan charges	7.1		8.5		6.7
Amortization of mobilization revenue	(31.8)		(32.5)		(17.2)
Unrealized (gain) / loss related to derivative financial instruments	(60.2)		32.9		85.6
Payment for long term maintenance	(26.5)		(18.2)		(7.3)
Deferred income tax (benefit) / expense	(9.2)		0.5		0.3
West Aquarius settlement	(25.0)		0		0
Profit sharing settlement expense	0		0		7.0
Changes in operating assets and liabilities, net of effect of acquisitions
Mobilization fees received from customers	16.2		66.5		0
Trade accounts receivable	(9.4)		(109.3)		39.0
Mobilization revenue receivable	2.7		(63.0)		0
Trade accounts payable	48.6		(5.7)		1.7
Related party payables	56.9		4.4		0
Other assets	2.0		(7.5)		(2.9)
Other liabilities	(14.0)		(6.0)		21.5
Net cash provided by operating activities	564.0		278.2		395.2
Cash Flows from Investing Activities
Asset acquisition - newbuildings and rigs	0		0		(416.3)
Additions to newbuildings and rigs	159.3		283.5		594.5
Net cash used in investing activities	(159.3)		(283.5)		(1,010.8)
Cash Flows from Financing Activities
Proceeds from debt	98.0		100.5		2,093.7
Repayments of debt	(348.8)		(215.9)		(986.1)
Debt fees paid	0		0		(10.2)
Proceeds from related party vendor finance	409.5		0		0
Proceeds from related party loans	0		5.0		0
Proceeds from revolving credit facility	169.6		0		0
Repayments of revolving credit facility	(43.7)		0		0
Cash distributions	(140.9)		0		0
Proceeds on issuance of equity, net of fees	464.8		207.1		0
Proceeds on issuance of equity to related parties	106.9		0		0
Distribution to Seadrill Limited for the acquisition of T-15, T-16, Leo and Sirius (1)	(939.2)	[1]	0	[1]	0	[1]
Repayment of owner’s funding	(112.4)		(85.7)		(471.5)
Net cash (used in) / provided by financing activities	(336.2)		11.0		625.9
Net increase in cash and cash equivalents	68.5		5.7		10.3
Cash and cash equivalents at beginning of the year	21.2		15.5		5.2
Cash and cash equivalents at the end of year	89.7		21.2		15.5
Supplementary disclosure of cash flow information
Interest paid net of capitalized interest	92.2		63.8		39.3
Taxes paid	$ 35.1		$ 49.0		$ 39.9

[1]	Presented net of capital contributions from Seadrill related to the acquisition of the West Leo and West Sirius. For further information refer to Note 3 - Business Acquisitions.